Goodwill and Intangible Assets (Intangible Assets Acquired from Business Acquisitions) (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 84,658	$ 84,658	$ 94,758
Accumulated Amortization	(40,382)	(35,010)	(29,209)
Net Carrying Value	44,276	49,648	65,549
TES
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	55,008	55,008	54,248
Accumulated Amortization	(21,863)	(18,470)	(13,250)
Net Carrying Value	33,145	36,538	40,998
LTL
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,498	2,498	1,358
Accumulated Amortization	(1,884)	(1,748)	(1,083)
Net Carrying Value	614	750	275
Ascent
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	27,152	27,152	39,152
Accumulated Amortization	(16,635)	(14,792)	(14,876)
Net Carrying Value	$ 10,517	$ 12,360	$ 24,276